GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2025
Intangible assets and goodwill [abstract]
GOODWILL AND INTANGIBLE ASSETS
NOTE 12 - GOODWILL AND INTANGIBLE ASSETS
Composition of intangible assets and accumulated amortization thereon, grouped by major classifications, and changes therein in 2025 are as follows:
	Capitalized development costs **	Distribution rights and brand*	Customer relationships purchased *	Technology **	Goodwill (a)	Patents **	Total
	US Dollars in thousands
Cost:
Balance as of January 1, 2025	87,307	9,404	20,154	29,231	19,263	806	166,165
Additions	22,191	-	-	2,933	-	-	25,124
Acquired through business combinations	1,998	-	6,713	10,518	43,356	-	62,585
Translation differences	1,673	139	1,013	767	1,755	-	5,347
Balance as of December 31, 2025	113,169	9,543	27,880	43,449	64,374	806	259,221

Accumulated amortization:
Balance as of January 1, 2025	29,876	3,533	6,876	7,977	-	233	48,495
Amortization	7,955	1,110	4,240	6,151	-	61	19,517
Translation differences	152	16	259	289	-	-	716
Balance as of December 31, 2025	37,983	4,659	11,375	14,417	-	294	68,728

Net book value:
As of December 31, 2025	75,186	4,884	16,505	29,032	64,374	512	190,493

Composition of intangible assets and accumulated amortization thereon, grouped by major classifications, and changes therein in 2024 are as follows:

	Capitalized development costs **	Distribution rights and brand*	Customer relationships purchased *	Technology **	Goodwill (a)	Patents **	Total
	US Dollars in thousands
Cost:
Balance as of January 1, 2024	66,415	8,323	15,916	24,574	12,866	806	128,900
Additions	20,930	-	-	1,681	-	-	22,611
Acquired through business combinations	-	1,292	4,882	3,591	7,163	-	16,928
Translation differences	(38)	(211)	(644)	(615)	(766)	-	(2,274)
Balance as of December 31, 2024	87,307	9,404	20,154	29,231	19,263	806	166,165

Accumulated amortization:
Balance as of January 1, 2024	23,451	2,576	3,260	3,031	-	171	32,489
Amortization	6,428	969	3,684	5,078	-	62	16,221
Translation differences	(3)	(12)	(68)	(132)	-	-	(215)
Balance as of December 31, 2024	29,876	3,533	6,876	7,977	-	233	48,495

Net book value:
As of December 31, 2024	57,431	5,871	13,278	21,254	19,263	573	117,670

Composition of intangible assets and accumulated amortization thereon, grouped by major classifications, and changes therein in 2023 are as follows:

	Capitalized development costs **	Distribution rights and brand *	Customer relationships purchased *	Technology **	Goodwill (a)	Patents **	Total
	US Dollars in thousands
Cost:
Balance as of January 1, 2023	49,806	5,292	8,884	4,456	10,196	806	79,440
Additions	16,773	-	-	-	-	-	16,773
Acquired through business combinations	-	3,031	7,092	20,148	2,814	-	33,085
Disposals	(138)	-	-	-	-	-	(138)
Translation differences	(26)	-	(60)	(30)	(144)	-	(260)
Balance as of December 31, 2023	66,415	8,323	15,916	24,574	12,866	806	128,900

Accumulated amortization:
Balance as of January 1, 2023	18,206	2,261	1,693	2,055	-	109	24,324
Amortization	5,386	315	1,574	984	-	62	8,321
Disposals	(138)	-	-	-	-	-	(138)
Translation differences	(3)	-	(7)	(8)	-	-	(18)
Balance as of December 31, 2023	23,451	2,576	3,260	3,031	-	171	32,489

Net book value:
As of December 31, 2023	42,964	5,747	12,656	21,543	12,866	635	96,411

*Amortization of customer relationship and distribution rights are included under selling, general and administrative expenses.

**Amortization of technology, patents and development costs are included in “Depreciation and amortization in respect of technology and capitalized development costs”.

(a)	Goodwill

The group tests whether goodwill has suffered any impairment on an annual basis. For the 2025 reporting period, the recoverable amount of the cash-generating units (CGUs or groups of CGUs) was determined based on value-in-use calculations which require the use of assumptions. The calculations use cash flow projections based on financial budgets approved by management. The discount rate was a pre-tax measure using a rate of return that reflects the relative risk of the investment, as well as the time value of money. Five years of cash flows were included in the discounted cash flow model. Cash flows beyond the five-year period are extrapolated using the estimated growth rates stated below. These growth rates are consistent with forecasts included in industry reports specific to the industry in which each CGU operates.

During 2025, the Group reviewed its CGUs in light of acquisitions completed during the year and concluded that there are four CGUs or groups of CGUs: Unattended, Fuel, Retail, Lynkwell. Each CGU or groups of CGUs includes the related goodwill arising from past acquisitions.

1.	Unattended group of CGUs

In light of the acquisitions completed in 2025, the Group allocates the goodwill arising from the acquisitions of Uppay, Inepro Pay, IoT and Tigapo, acquired during the year, together with the goodwill relating to the existing acquisitions VM, OTI, Weezmo and Vendsys, to a group of CGUs comprising the Unattended activity. In addition, as additional impairment testing, each of the existing acquisitions assigned to the group of CGUs comprising the Unattended activity, which had previously been allocated goodwill separately, was tested individually for goodwill impairment immediately prior to being combined into the Unattended activity.

Unattended group of CGUs
Growth rate	2%
Discount rate	13.8%

Management has concluded that no impairment of goodwill was required in respect of the Unattended group of CGUs.

The following acquisitions, were tested separately in accordance with IAS 36:

1.
VMtecnologia LTDA. - As part of the business combination for the purchase of VM Technologia LTDA (hereinafter – "VM") the company recognition of goodwill in the total amount of $4,309 thousand. The following key assumptions were used to determine the value in use of the CGU as at December 31, 2025:

VM
Growth rate	3.5%
Discount rate	19.6%

The recoverable amount is greater than the carrying amount, and no impairment of goodwill was required.

2.
On Track Innovations Ltd. - As part of the business combination for the purchase of On Track Innovations Ltd. (hereinafter – "OTI") the Company recognized goodwill in the total amount of $2,724 thousand. The following key assumptions were used to determine the value in use of the CGU as at December 31, 2025:

OTI
Growth rate	2%
Discount rate	21%

The recoverable amount is greater than the carrying amount, and no impairment of goodwill was required.

1.	Unattended group of CGUs (continued)

3.	Weezmo - As part of the business combination related to the acquisition of Weezmo, a goodwill in the amount of $4,078 thousand was recognized. The following key assumptions were used to determine the value in use of the CGUs as at December 31, 2025:

Weezmo
Growth rate	2%
Discount rate	21%

The recoverable amount is greater than the carrying amount, and no impairment of goodwill was required.

4.
Vendsys - As part of the business combination related to the acquisition of Greenhithe Software Solutions Ltd (hereinafter – "Vendsys") the Company recognized goodwill in the total amount of $891 thousand. The following key assumptions were used to determine the value in use of the CGU as at December 31, 2025:

Vendsys
Growth rate	4%
Discount rate	12%

The recoverable amount is greater than the carrying amount, and no impairment of goodwill was required.

2.	Fuel

a.
Roseman Holdings Ltd. and Roseman Engineering Ltd. - As part of the business combination for the purchase of Roseman Holdings Ltd. and Roseman Engineering Ltd. (hereinafter – "Roseman") the company recognition of goodwill in the total amount of $2,854 thousand. The following key assumptions were used to determine the value in use of the CGU as at December 31, 2025:

Roseman
Growth rate	2%
Discount rate	15%

The recoverable amount is greater than the carrying amount, and no impairment of goodwill was required.

3.
Lynkwell - During the fiscal year 2025, the Company completed the acquisition of the entire share capital of EVRedi, Inc (hereinafter "Lynkwell"), resulting in the recognition of goodwill (see note 6a). Under IAS 36 Impairment of Assets, the company is required to perform an annual impairment test on goodwill. As part of the business combination for the purchase of Lynkwell, the Company recognized goodwill in the total amount of $18,025 thousand. The following key assumptions were used to determine the value in use of the CGU as at December 31, 2025:

Lynkwell
Growth rate	2%
Discount rate	20%

The recoverable amount is greater than the carrying amount, and no impairment of goodwill was required.

4.
Retail CGU - As part of the business combination for the purchase of Nayax Retail Ltd. (hereinafter "Nayax Retail") and Retail Pro LLC., the Company recognized goodwill in the total amount of $5,172 thousand. The following key assumptions were used to determine the value in use of the CGUs as at December 31, 2025:

Retail
Growth rate	2%
Discount rate	21%

The recoverable amount is greater than the carrying amount, and no impairment of goodwill was required.